Basis of presentation and consolidation	12 Months Ended
Mar. 31, 2026
Basis Of Presentation And Consolidation [Abstract]
Basis of presentation and consolidation	Basis of presentation and consolidation
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board ("IFRS Accounting Standards") and were approved for issue by the Board of Directors (the "Board") of the Company on May 21, 2026.
The consolidated financial statements provide comparative information in respect of the previous year.
The consolidated financial statements include the accounts of Lightspeed and its wholly-owned subsidiaries as at March 31, 2026 including, but not limited to: Lightspeed Netherlands B.V., Lightspeed Payments USA Inc., Kounta Pty Ltd, Lightspeed Commerce USA Inc., Upserve, Inc., Vend Limited, Lightspeed NuORDER Inc. and Ecwid, Inc. (collectively, the "subsidiaries"). All significant intercompany balances and transactions have been eliminated on consolidation.
Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of all subsidiaries are prepared for the same reporting period as Lightspeed using Lightspeed’s accounting policies. All subsidiaries are wholly-owned and consolidated until the date that Lightspeed’s control ceases.